Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Summary of Income Tax Expense (Benefit)

The income tax expense (benefit) consists of the following:

SUMMARY OF INCOME TAX EXPENSE (BENEFIT)

Years Ended December 31,	2014	2013	2012
Current	$4	$—	$(34)
Deferred	1,313	297	—

Income tax provision (benefit)	$1,317	$297	$(34)

Details of Deferred Tax Asset (Liability), Net

Items that gave rise to significant portions of the deferred tax accounts are as follows:

DETAILS OF DEFERRED TAX ASSET (LIABILITY), NET

December 31,	2014	2013
Deferred tax asset:
Allowance for loan losses	$9,742	$14,702
Impairments realized on investment securities	490	490
Fixed assets	4,720	4,354
Net operating loss carry forwards	111,593	96,117
Unrealized loss on investment securities	95	4,872
Alternative minimum tax credits	2,010	2,010
Other	6,603	4,585

Total deferred tax asset before valuation allowance	135,253	127,130

Less: valuation allowance	(132,646)	(119,349)
Deferred tax liability:
Core deposit intangible amortization	—	103
Goodwill amortization	1,610	297
Deferred loan costs	2,211	2,496
Other	300	310

Total deferred tax liability	4,121	3,206

Net deferred tax (liability) asset	$(1,514)	$4,575

Reconciliation of Federal Statutory Income Tax

The provision for income taxes differs from that computed at the statutory rate as follows:

RECONCILIATION OF FEDERAL STATUTORY INCOME TAX

Years Ended December 31,	2014		2013		2012
	Amount	%	Amount	%	Amount	%
Loss before income taxes	$(28,491)		$(9,646)		$(50,525)
Tax computed at statutory rate	(9,972)	35.0%	(3,377)	35.0%	(17,683)	35.0%
(Decrease) increase in charge resulting from:
State taxes, net of federal benefit	(1,606)	5.6	(635)	6.6	(3,040)	6.0
Tax exempt interest (net)	(469)	1.7	(530)	5.5	(638)	1.3
BOLI	(664)	2.3	(659)	6.8	(695)	1.4
Valuation allowance	13,297	(46.7)	5,067	(52.5)	21,981	(43.5)
Other, net	731	(2.5)	431	(4.5)	41	(0.1)

Total income tax expense (benefit)	$1,317	(4.6)%	$297	(3.1)%	$(34)	0.1%